Quarterly Holdings Report
for
Fidelity® Low Duration Bond Factor ETF
May 31, 2022
LDE-NPRT3-0722
1.9887646.103

Schedule of Investments May 31, 2022 (Unaudited)
Showing Percentage of Net Assets
Nonconvertible Bonds – 88.7%
		Principal Amount(a)	Value
COMMUNICATION SERVICES – 3.2%
Diversified Telecommunication Services – 2.2%
AT&T, Inc.:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.640% 1.191% 3/25/24 (b)(c)		$ 650,000	$ 647,484
3 month U.S. LIBOR + 1.180% 1.983% 6/12/24 (b)(c)		1,770,000	1,784,243
Verizon Communications, Inc.:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.790% 1.306% 3/20/26 (b)(c)		880,000	869,788
3 month U.S. LIBOR + 1.100% 2.511% 5/15/25 (b)(c)		1,713,000	1,723,279
			5,024,794
Entertainment – 0.0%
Magallanes, Inc. U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 1.780% 2.258% 3/15/24 (b)(c)(d)		100,000	100,725
Interactive Media & Services – 0.4%
Tencent Holdings Ltd.:
3 month U.S. LIBOR + 0.910% 1.899% 4/11/24 (b)(c)(d)		600,000	596,982
3 month U.S. LIBOR + 0.910% 1.899% 4/11/24 (b)(c)		200,000	198,994
			795,976
Media – 0.6%
Charter Communications Operating LLC / Charter Communications Operating Capital 3 month U.S. LIBOR + 1.650% 2.936% 2/1/24 (b)(c)		538,000	545,886
Comcast Corp. 3 month U.S. LIBOR + 0.630% 1.674% 4/15/24 (b)(c)		831,000	835,756
			1,381,642
TOTAL COMMUNICATION SERVICES	7,303,137
CONSUMER DISCRETIONARY – 3.4%
Automobiles – 3.2%
BMW U.S. Capital LLC U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.380% 1.162% 8/12/24 (b)(c)(d)		1,900,000	1,885,548
Daimler Finance North America LLC 3 month U.S. LIBOR + 0.840% 2.175% 5/4/23 (b)(c)(d)		900,000	903,631

		Principal Amount(a)	Value

General Motors Financial Co., Inc.:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.760% 1.183% 3/8/24 (b)(c)		$ 840,000	$ 825,422
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 1.040% 1.821% 2/26/27 (b)(c)		400,000	388,237
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 1.300% 1.919% 4/7/25 (b)(c)		200,000	196,670
3 month U.S. LIBOR + 0.990% 1.952% 1/5/23 (b)(c)		561,000	560,509
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 1.200% 1.982% 11/17/23 (b)(c)		200,000	198,001
Nissan Motor Acceptance Corp.:
3 month U.S. LIBOR + 0.640% 1.25% 3/8/24 (b)(c)(d)		600,000	595,995
3 month U.S. LIBOR + 0.690% 1.656% 9/28/22 (b)(c)(d)		370,000	369,606
Toyota Motor Credit Corp.:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.330% 0.96% 1/11/24 (b)(c)		800,000	796,333
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.320% 0.971% 1/13/25 Series MTN (b)(c)		290,000	287,245
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.620% 1.141% 3/22/24 (b)(c)		200,000	199,984
			7,207,181
Internet & Direct Marketing Retail – 0.2%
eBay, Inc. 3 month U.S. LIBOR + 0.870% 2.109% 1/30/23 (b)(c)		535,000	535,657
TOTAL CONSUMER DISCRETIONARY	7,742,838
CONSUMER STAPLES – 0.4%
Food Products – 0.2%
General Mills, Inc. 3 month U.S. LIBOR + 1.010% 2.054% 10/17/23 (b)(c)		502,000	505,357
Tobacco – 0.2%
BAT Capital Corp. 3 month U.S. LIBOR + 0.880% 2.291% 8/15/22 (b)(c)		438,000	438,128
TOTAL CONSUMER STAPLES	943,485

Quarterly Report	2

Nonconvertible Bonds – continued
		Principal Amount(a)	Value
ENERGY – 1.9%
Oil, Gas & Consumable Fuels – 1.9%
BP Capital Markets America, Inc. 3 month U.S. LIBOR + 0.650% 1.578% 9/19/22 (b)(c)		$ 39,000	$ 39,018
Chevron Corp. 3 month U.S. LIBOR + 0.900% 2.299% 5/11/23 (b)(c)		750,000	753,994
Chevron USA, Inc. 3 month U.S. LIBOR + 0.200% 1.599% 8/11/23 (b)(c)		160,000	159,768
Enbridge, Inc.:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX+ 0.400% 1.182% 2/17/23 (b)(c)		1,040,000	1,037,754
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.630% 1.412% 2/16/24 (b)(c)		300,000	298,699
Exxon Mobil Corp. 3 month U.S. LIBOR + 0.330% 1.741% 8/16/22 (b)(c)		1,450,000	1,450,358
Shell International Finance BV 3 month U.S. LIBOR + 0.400% 1.822% 11/13/23 (b)(c)		695,000	697,371
TOTAL ENERGY	4,436,962
FINANCIALS – 68.3%
Banks – 42.5%
ANZ New Zealand International, Ltd. U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.600% 1.381% 2/18/25 (b)(c)(d)		400,000	397,508
ASB Bank Ltd. 3 month U.S. LIBOR + 0.970% 1.773% 6/14/23 (b)(c)(d)		1,200,000	1,206,498
Bank of America Corp.:
3 month U.S. LIBOR + 0.790% 1.373% 3/5/24 (b)(c)		1,130,000	1,130,658
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.730% 1.457% 10/24/24 (b)(c)		1,010,000	1,005,929
3 month U.S. LIBOR + 0.770% 2.133% 2/5/26 (b)(c)		1,761,000	1,757,583
3 month U.S. LIBOR + 0.960% 2.144% 7/23/24 (b)(c)		1,672,000	1,676,545
Bank of Montreal:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.270% 0.926% 4/14/23 (b)(c)		550,000	548,181
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.320% 0.95% 7/9/24 (b)(c)		1,560,000	1,541,998

	Principal Amount(a)	Value

U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.465% 1.095% 1/10/25 Series MTN (b)(c)	$ 320,000	$ 315,552
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.680% 1.127% 3/10/23 (b)(c)	3,500,000	3,500,777
3 month U.S. LIBOR + 0.630% 1.375% 9/11/22 (b)(c)	440,000	440,361
Bank of New York Mellon Corp. U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.620% 1.218% 4/25/25 (b)(c)	700,000	699,907
Bank of New Zealand U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.810% 1.537% 1/27/27 (b)(c)(d)	350,000	347,000
Bank of Nova Scotia:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.380% 1.119% 7/31/24 (b)(c)	2,510,000	2,485,187
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.545% 1.326% 3/2/26 (b)(c)	1,679,000	1,643,153
3 month U.S. LIBOR + 0.620% 1.548% 9/19/22 (b)(c)	1,264,000	1,264,965
Banque Federative du Credit Mutuel SA:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.410% 1.176% 2/4/25 (b)(c)(d)	1,030,000	1,015,838
3 month U.S. LIBOR + 0.960% 2.023% 7/20/23 (b)(c)(d)	600,000	603,111
Barclays PLC 3 month U.S. LIBOR + 1.380% 2.791% 5/16/24 (b)(c)	1,550,000	1,554,558
BPCE SA:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.570% 1.237% 1/14/25 (b)(c)(d)	480,000	473,496
3 month U.S. LIBOR + 1.240% 2.043% 9/12/23 (b)(c)(d)	250,000	251,866
Canadian Imperial Bank of Commerce:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.400% 0.863% 12/14/23 (b)(c)	1,674,000	1,664,115
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.420% 1.087% 10/18/24 (b)(c)	290,000	286,983
3 month U.S. LIBOR + 0.660% 1.463% 9/13/23 (b)(c)	654,000	655,670
3	Quarterly Report

Schedule of Investments (Unaudited)–continued
Nonconvertible Bonds – continued
	Principal Amount(a)	Value
FINANCIALS – continued
Banks – continued
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.940% 1.559% 4/7/25 (b)(c)	$ 900,000	$ 898,706
3 month U.S. LIBOR + 0.720% 1.605% 6/16/22 (b)(c)	116,000	116,025
Citigroup, Inc.:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.664% 1.399% 1/25/26 (b)(c)	640,000	626,531
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.669% 1.435% 5/1/25 (b)(c)	210,000	206,254
3 month U.S. LIBOR + 0.950% 2.134% 7/24/23 (b)(c)	908,000	907,942
3 month U.S. LIBOR + 1.250% 2.217% 7/1/26 (b)(c)	990,000	990,326
3 month U.S. LIBOR + 1.100% 2.544% 5/17/24 (b)(c)	964,000	965,176
3 month U.S. LIBOR + 1.023% 2.603% 6/1/24 (b)(c)	2,087,000	2,087,256
3 month U.S. LIBOR + 1.430% 3.01% 9/1/23 (b)(c)	1,878,000	1,880,321
Commonwealth Bank of Australia:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.520% 0.998% 6/15/26 (b)(c)(d)	410,000	403,840
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.400% 1.019% 7/7/25 (b)(c)(d)	2,100,000	2,072,123
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.740% 1.203% 3/14/25 (b)(c)(d)	300,000	299,091
3 month U.S. LIBOR + 0.820% 1.342% 6/4/24 (b)(c)(d)	103,000	103,756
3 month U.S. LIBOR + 0.700% 1.585% 3/16/23 (b)(c)(d)	852,000	854,171
3 month U.S. LIBOR + 0.680% 1.628% 9/18/22 (b)(c)(d)	351,000	351,403
Cooperatieve Rabobank UA:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.300% 0.935% 1/12/24 (b)(c)	546,000	543,437
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.380% 1.006% 1/10/25 (b)(c)	630,000	626,264
3 month U.S. LIBOR + 0.480% 1.469% 1/10/23 (b)(c)	1,000,000	1,000,560
Credit Suisse AG U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.380% 1.162% 8/9/23 (b)(c)	1,500,000	1,494,067

	Principal Amount(a)	Value

Danske Bank A/S 3 month U.S. LIBOR + 1.060% 1.863% 9/12/23 (b)(c)(d)	$ 800,000	$ 802,588
DNB Bank ASA U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.830% 1.399% 3/28/25 (b)(c)(d)	300,000	299,820
Federation des Caisses Desjardins du Quebec U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX+ 0.430% 1.211% 5/21/24 (b)(c)(d)	510,000	505,786
HSBC Holdings PLC:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.580% 1.361% 11/22/24 (b)(c)	1,660,000	1,637,787
3 month U.S. LIBOR + 1.230% 1.975% 3/11/25 (b)(c)	1,200,000	1,202,645
3 month U.S. LIBOR + 1.000% 2.455% 5/18/24 (b)(c)	800,000	800,288
Huntington National Bank/The U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 1.190% 1.972% 5/16/25 (b)(c)	300,000	300,327
ING Groep N.V.:
3 month U.S. LIBOR + 1.000% 1.962% 10/2/23 (b)(c)	1,000,000	1,004,548
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 1.640% 2.196% 3/28/26 (b)(c)	700,000	705,646
JPMorgan Chase & Co.:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.600% 1.047% 12/10/25 (b)(c)	750,000	733,492
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.580% 1.075% 3/16/24 (b)(c)	1,660,000	1,652,856
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.535% 1.316% 6/1/25 (b)(c)	210,000	206,630
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.920% 1.701% 2/24/26 (b)(c)	800,000	789,320
3 month U.S. LIBOR + 0.850% 1.839% 1/10/25 (b)(c)	702,000	700,050
3 month U.S. LIBOR + 0.730% 1.914% 4/23/24 (b)(c)	510,000	509,119
3 month U.S. LIBOR + 0.890% 2.074% 7/23/24 (b)(c)	2,366,000	2,371,889
3 month U.S. LIBOR + 1.230% 2.414% 10/24/23 (b)(c)	2,602,000	2,607,724

Quarterly Report	4

Nonconvertible Bonds – continued
	Principal Amount(a)	Value
FINANCIALS – continued
Banks – continued
KeyBank N.A. U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.320% 1.10% 6/14/24 (b)(c)	$ 340,000	$ 336,270
Macquarie Bank Ltd. U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 1.310% 1.826% 3/21/25 (b)(c)(d)	200,000	201,104
Mitsubishi UFJ Financial Group, Inc.:
3 month U.S. LIBOR + 0.740% 1.244% 3/2/23 (b)(c)	306,000	306,807
3 month U.S. LIBOR + 0.790% 1.974% 7/25/22 (b)(c)	3,074,000	3,075,928
3 month U.S. LIBOR + 0.860% 2.074% 7/26/23 (b)(c)	1,672,000	1,678,638
Mizuho Financial Group, Inc.:
3 month U.S. LIBOR + 0.790% 1.373% 3/5/23 (b)(c)	600,000	601,340
3 month U.S. LIBOR + 0.880% 1.625% 9/11/22 (b)(c)	400,000	400,743
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.960% 1.741% 5/22/26 (b)(c)	700,000	695,125
3 month U.S. LIBOR + 1.000% 1.745% 9/11/24 (b)(c)	1,140,000	1,145,715
3 month U.S. LIBOR + 0.840% 1.884% 7/16/23 (b)(c)	800,000	800,180
3 month U.S. LIBOR + 0.630% 2.154% 5/25/24 (b)(c)	1,500,000	1,498,916
National Australia Bank Ltd. U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.380% 1.015% 1/12/25 (b)(c)(d)	1,970,000	1,946,005
Natwest Group PLC 3 month U.S. LIBOR + 1.550% 2.516% 6/25/24 (b)(c)	700,000	704,052
PNC Bank N.A. 3 month U.S. LIBOR + 0.500% 1.725% 7/27/22 (b)(c)	250,000	250,075
Royal Bank of Canada:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.340% 0.959% 10/7/24 Series MTN (b)(c)	780,000	773,438
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.450% 1.161% 10/26/23 (b)(c)	410,000	409,363
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.400% 1.172% 8/5/22 (b)(c)	1,490,000	1,490,529

	Principal Amount(a)	Value

U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.525% 1.213% 1/20/26 (b)(c)	$ 1,792,000	$ 1,763,603
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.590% 1.335% 11/2/26 (b)(c)	330,000	323,055
3 month U.S. LIBOR + 0.660% 1.622% 10/5/23 (b)(c)	860,000	863,976
Standard Chartered PLC:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.930% 1.711% 11/23/25 (b)(c)(d)	500,000	492,991
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 1.250% 1.906% 10/14/23 (b)(c)(d)	300,000	300,496
Sumitomo Mitsui Financial Group, Inc.:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.880% 1.51% 1/14/27 (b)(c)	270,000	267,348
3 month U.S. LIBOR + 0.740% 1.784% 10/18/22 to 1/17/23 (b)(c)	392,000	392,805
3 month U.S. LIBOR + 0.780% 1.791% 7/12/22 (b)(c)	18,000	18,005
3 month U.S. LIBOR + 0.800% 1.844% 10/16/23 (b)(c)	268,000	269,028
3 month U.S. LIBOR + 0.860% 1.904% 7/19/23 (b)(c)	1,932,000	1,938,776
Sumitomo Mitsui Trust Bank Ltd. U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.440% 0.903% 9/16/24 (b)(c)(d)	800,000	794,492
Swedbank AB U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.910% 1.486% 4/4/25 (b)(c)(d)	400,000	400,000
The Toronto-Dominion Bank:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.355% 0.755% 3/4/24 (b)(c)	1,300,000	1,292,104
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.350% 0.797% 9/10/24 (b)(c)	950,000	938,589
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.240% 0.848% 1/6/23 (b)(c)	410,000	409,352
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.410% 1.036% 1/10/25 Series MTN (b)(c)	950,000	939,424
5	Quarterly Report

Schedule of Investments (Unaudited)–continued
Nonconvertible Bonds – continued
	Principal Amount(a)	Value
FINANCIALS – continued
Banks – continued
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.480% 1.207% 1/27/23 (b)(c)	$ 980,000	$ 980,000
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.910% 1.35% 3/8/24 (b)(c)	200,000	200,487
3 month U.S. LIBOR + 0.640% 1.684% 7/19/23 (b)(c)	793,000	795,783
Truist Bank U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.200% 0.863% 1/17/24 (b)(c)	1,500,000	1,486,649
Truist Financial Corp. U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.400% 0.84% 6/9/25 (b)(c)	1,060,000	1,042,330
Wells Fargo & Co.:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 1.320% 1.909% 4/25/26 (b)(c)	1,300,000	1,299,909
3 month U.S. LIBOR + 1.230% 2.469% 10/31/23 (b)(c)	136,000	136,365
Westpac Banking Corp.:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.520% 0.912% 6/3/26 (b)(c)	1,060,000	1,044,216
3 month U.S. LIBOR + 0.390% 1.411% 1/13/23 (b)(c)	500,000	500,213
3 month U.S. LIBOR + 0.570% 1.559% 1/11/23 (b)(c)	1,328,000	1,329,939
3 month U.S. LIBOR + 0.710% 1.676% 6/28/22 (b)(c)	146,000	146,037
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 1.000% 1.78% 8/26/25 (b)(c)	200,000	200,349
3 month U.S. LIBOR + 0.720% 2.131% 5/15/23 (b)(c)	699,000	702,414
3 month U.S. LIBOR + 0.770% 2.301% 2/26/24 (b)(c)	172,000	172,921
		97,481,087
Capital Markets – 9.7%
Credit Suisse Group AG:
3 month U.S. LIBOR + 1.200% 2.003% 12/14/23 (b)(c)(d)	1,260,000	1,261,007
3 month U.S. LIBOR + 1.240% 2.043% 6/12/24 (b)(c)(d)	1,000,000	1,004,364
Goldman Sachs Group, Inc.:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.500% 0.947% 9/10/24 (b)(c)	1,330,000	1,310,834

	Principal Amount(a)	Value

U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.580% 1.003% 3/8/24 (b)(c)	$ 2,330,000	$ 2,312,652
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.700% 1.405% 1/24/25 (b)(c)	300,000	296,455
3 month U.S. LIBOR + 1.050% 1.633% 6/5/23 (b)(c)	304,000	304,000
3 month U.S. LIBOR + 1.000% 2.184% 7/24/23 (b)(c)	906,000	904,654
3 month U.S. LIBOR + 0.750% 2.255% 2/23/23 (b)(c)	415,000	414,277
3 month U.S. LIBOR + 1.600% 3.198% 11/29/23 (b)(c)	3,156,000	3,188,718
Morgan Stanley:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.625% 1.352% 1/24/25 (b)(c)	790,000	780,323
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.950% 1.731% 2/18/26 (b)(c)	1,100,000	1,085,847
3 month U.S. LIBOR + 1.400% 2.584% 10/24/23 (b)(c)	4,097,000	4,108,597
3 month U.S. LIBOR + 1.220% 2.591% 5/8/24 (b)(c)	1,192,000	1,197,221
The Bank of New York Mellon Corp.:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.200% 0.905% 10/25/24 Series MTN (b)(c)	150,000	148,279
3 month U.S. LIBOR + 1.050% 2.289% 10/30/23 (b)(c)	1,115,000	1,117,665
The Charles Schwab Corp.:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.500% 1.011% 3/18/24 (b)(c)	1,503,000	1,499,101
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.520% 1.302% 5/13/26 (b)(c)	380,000	373,725
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 1.050% 1.442% 3/3/27 (b)(c)	500,000	495,221
UBS Group AG 3 month U.S. LIBOR + 0.950% 2.361% 8/15/23 (b)(c)(d)	600,000	600,710
		22,403,650
Consumer Finance – 4.7%
American Express Co.:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.650% 1.416% 11/4/26 (b)(c)	550,000	541,673

Quarterly Report	6

Nonconvertible Bonds – continued
	Principal Amount(a)	Value
FINANCIALS – continued
Consumer Finance – continued
3 month U.S. LIBOR + 0.750% 2.036% 8/3/23 (b)(c)	$ 1,424,000	$ 1,426,321
3 month U.S. LIBOR + 0.650% 2.203% 2/27/23 (b)(c)	26,000	26,047
American Honda Finance Corp.:
3 month U.S. LIBOR + 0.420% 1.03% 9/8/23 (b)(c)	900,000	900,412
3 month U.S. LIBOR + 0.540% 1.506% 6/27/22 (b)(c)	198,000	198,018
3 month U.S. LIBOR + 0.370% 1.772% 5/10/23 (b)(c)	660,000	660,244
Capital One Financial Corp.:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.690% 1.126% 12/6/24 (b)(c)	500,000	495,525
3 month U.S. LIBOR + 0.720% 1.959% 1/30/23 (b)(c)	1,264,000	1,263,049
Ford Motor Credit Co. LLC:
3 month U.S. LIBOR + 1.080% 2.366% 8/3/22 (b)(c)	200,000	199,613
3 month U.S. LIBOR + 1.235% 2.646% 2/15/23 (b)(c)	600,000	594,807
Toyota Motor Credit Corp.:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.260% 0.771% 6/18/24 (b)(c)	1,500,000	1,486,956
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.340% 0.996% 10/14/22 (b)(c)	1,259,000	1,259,177
3 month U.S. LIBOR + 0.480% 1.09% 9/8/22 (b)(c)	1,740,000	1,740,990
		10,792,832
Diversified Financial Services – 5.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.680% 1.246% 9/29/23 (b)(c)	300,000	295,955
American Express Co. U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.720% 1.399% 5/3/24 (b)(c)	600,000	599,896
Bank of America Corp.:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.690% 1.401% 4/22/25 (b)(c)	1,200,000	1,190,497
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.660% 1.437% 2/4/25 (b)(c)	400,000	396,859

	Principal Amount(a)	Value

Bank of Nova Scotia U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.460% 1.086% 1/10/25 (b)(c)	$ 200,000	$ 197,778
Capital One Financial Corp. U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 1.350% 2.135% 5/9/25 (b)(c)	300,000	300,171
Citigroup, Inc. U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 1.528% 2.047% 3/17/26 (b)(c)	200,000	200,757
Credit Agricole SA 3 month U.S. LIBOR + 1.020% 2.204% 4/24/23 (b)(c)(d)	250,000	251,028
Deutsche Bank AG:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 1.219% 2.001% 11/16/27 (b)(c)	300,000	288,468
3 month U.S. LIBOR + 1.190% 2.601% 11/16/22 (b)(c)	250,000	250,520
3 month U.S. LIBOR + 1.230% 2.783% 2/27/23 (b)(c)	100,000	100,510
HSBC Holdings PLC U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 1.430% 1.838% 3/10/26 (b)(c)	600,000	600,150
Macquarie Group Ltd.:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.710% 1.366% 10/14/25 (b)(c)(d)	560,000	552,839
3 month U.S. LIBOR + 1.350% 2.316% 3/27/24 (b)(c)(d)	678,000	681,250
3 month U.S. LIBOR + 1.020% 2.618% 11/28/23 (b)(c)(d)	414,000	414,535
NatWest Markets PLC:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.530% 1.312% 8/12/24 (b)(c)(d)	500,000	495,408
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.760% 1.326% 9/29/26 (b)(c)(d)	450,000	437,157
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 1.662% 2.228% 9/29/22 (b)(c)(d)	420,000	421,109
Societe Generale S.A. U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 1.050% 1.744% 1/21/26 (b)(c)(d)	630,000	614,521
The Goldman Sachs Group, Inc. U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 1.390% 1.868% 3/15/24 (b)(c)	600,000	603,624
7	Quarterly Report

Schedule of Investments (Unaudited)–continued
Nonconvertible Bonds – continued
	Principal Amount(a)	Value
FINANCIALS – continued
Diversified Financial Services – continued
UBS AG:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.320% 1.101% 6/1/23 (b)(c)(d)	$ 450,000	$ 448,886
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.360% 1.142% 2/9/24 (b)(c)(d)	1,651,000	1,643,755
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.450% 1.232% 8/9/24 (b)(c)(d)	1,270,000	1,262,277
UBS Group AG U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 1.580% 2.362% 5/12/26 (b)(c)(d)	400,000	401,268
		12,649,218
Insurance – 5.9%
AIG Global Funding U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.380% 0.858% 12/15/23 (b)(c)(d)	344,000	341,876
Athene Global Funding:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.560% 1.341% 8/19/24 (b)(c)(d)	1,000,000	968,835
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.700% 1.481% 5/24/24 (b)(c)(d)	1,400,000	1,359,249
GA Global Funding Trust U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 1.360% 1.99% 4/11/25 (b)(c)(d)	500,000	498,306
Jackson National Life Global Funding:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.600% 1.208% 1/6/23 (b)(c)(d)	380,000	380,004
3 month U.S. LIBOR + 0.730% 1.696% 6/27/22 (b)(c)(d)	978,000	978,126
MassMutual Global Funding II U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.360% 0.995% 4/12/24 (b)(c)(d)	1,800,000	1,795,949
Metropolitan Life Global Funding I U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.320% 0.939% 1/7/24 (b)(c)(d)	2,664,000	2,647,835
New York Life Global Funding:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.330% 0.986% 1/14/25 (b)(c)(d)	1,470,000	1,455,198

		Principal Amount(a)	Value

U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.310% 1.021% 4/26/24 (b)(c)(d)		$ 280,000	$ 278,196
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.360% 1.054% 10/21/23 (b)(c)(d)		870,000	868,908
3 month U.S. LIBOR + 0.520% 1.223% 6/10/22 (b)(c)(d)		110,000	110,001
Northwestern Mutual Global Funding U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.330% 0.881% 3/25/24 (b)(c)(d)		424,000	421,759
Pacific Life Global Funding II U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.620% 1.02% 6/4/26 (b)(c)(d)		760,000	743,340
Principal Life Global Funding II U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.450% 1.085% 4/12/24 (b)(c)(d)		650,000	646,021
			13,493,603
TOTAL FINANCIALS	156,820,390
HEALTH CARE – 3.1%
Health Care Equipment & Supplies – 0.4%
Baxter International, Inc. U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.260% 0.615% 12/1/23 (b)(c)(d)		600,000	594,763
Becton Dickinson and Co. 3 month U.S. LIBOR + 1.030% 1.613% 6/6/22 (b)(c)		129,000	129,008
Cardinal Health, Inc. 3 month U.S. LIBOR + 0.770% 1.596% 6/15/22 (b)(c)		106,000	106,010
			829,781
Health Care Providers & Services – 0.2%
Cigna Corp. 3 month U.S. LIBOR + 0.890% 1.934% 7/15/23 (b)(c)		390,000	391,616
Life Sciences Tools & Services – 0.9%
Thermo Fisher Scientific, Inc. U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.390% 1.053% 10/18/23 (b)(c)		2,180,000	2,167,863
Pharmaceuticals – 1.6%
AbbVie, Inc. 3 month U.S. LIBOR + 0.650% 2.155% 11/21/22 (b)(c)		880,000	880,549

Quarterly Report	8

Nonconvertible Bonds – continued
		Principal Amount(a)	Value
HEALTH CARE – continued
Pharmaceuticals – continued
AstraZeneca PLC 3 month U.S. LIBOR + 0.665% 2.109% 8/17/23 (b)(c)		$ 949,000	$ 952,116
Bayer U.S. Finance II LLC 3 month U.S. LIBOR + 1.010% 1.836% 12/15/23 (b)(c)(d)		1,372,000	1,375,612
Pfizer, Inc. 3 month U.S. LIBOR + 0.330% 1.156% 9/15/23 (b)(c)		180,000	180,284
Roche Holdings, Inc. U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.240% 0.644% 3/5/24 (b)(c)(d)		311,000	310,119
			3,698,680
TOTAL HEALTH CARE	7,087,940
INDUSTRIALS – 2.9%
Air Freight & Logistics – 0.2%
United Parcel Service, Inc. 3 month U.S. LIBOR + 0.450% 1.417% 4/1/23 (b)(c)		366,000	366,420
Industrial Conglomerates – 0.3%
Honeywell International, Inc. 3 month U.S. LIBOR + 0.370% 1.741% 8/8/22 (b)(c)		810,000	810,157
Machinery – 2.4%
Caterpillar Financial Services Corp. U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.270% 0.73% 9/13/24 (b)(c)		1,890,000	1,878,601
Daimler Trucks Finance North America LLC U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.750% 1.242% 12/13/24 (b)(c)(d)		1,000,000	994,730
General Electric Co. 3 month U.S. LIBOR + 0.380% 1.743% 5/5/26 (b)(c)		800,000	772,200
John Deere Capital Corp.:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.200% 0.808% 10/11/24 (b)(c)		110,000	109,353
3 month U.S. LIBOR + 0.480% 1.09% 9/8/22 (b)(c)		1,475,000	1,476,065
3 month U.S. LIBOR + 0.550% 1.133% 6/7/23 (b)(c)		200,000	200,398
			5,431,347
TOTAL INDUSTRIALS	6,607,924

		Principal Amount(a)	Value
INFORMATION TECHNOLOGY – 0.3%
Semiconductors & Semiconductor Equipment – 0.3%
Analog Devices, Inc. U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.250% 0.837% 10/1/24 (b)(c)		$ 400,000	$ 396,831
QUALCOMM, Inc. 3 month U.S. LIBOR + 0.730% 1.969% 1/30/23 (b)(c)		240,000	240,780
TOTAL INFORMATION TECHNOLOGY	637,611
MATERIALS – 0.1%
Chemicals – 0.1%
DuPont de Nemours, Inc. 3 month U.S. LIBOR + 1.110% 2.521% 11/15/23 (b)(c)		252,000	254,031
REAL ESTATE – 0.2%
Equity Real Estate Investment Trusts (REITs) – 0.2%
Simon Property Group LP U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.430% 1.06% 1/11/24 (b)(c)		430,000	427,084
UTILITIES – 4.9%
Electric Utilities – 0.4%
Duke Energy Corp. U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX+ 0.250% 0.697% 6/10/23 (b)(c)		432,000	430,444
The Southern Co. U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.370% 1.152% 5/10/23 (b)(c)		455,000	452,999
			883,443
Multi-Utilities – 4.5%
CenterPoint Energy, Inc. U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.650% 1.432% 5/13/24 (b)(c)		800,000	789,713
Dominion Energy, Inc. 3 month U.S. LIBOR + 0.530% 1.356% 9/15/23 (b)(c)		1,230,000	1,230,008
Eversource Energy U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX+ 0.250% 1.032% 8/15/23 (b)(c)		375,000	374,045
Florida Power & Light Co. U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.250% 1.032% 5/10/23 (b)(c)		512,000	509,825
9	Quarterly Report

Schedule of Investments (Unaudited)–continued
Nonconvertible Bonds – continued
		Principal Amount(a)	Value
UTILITIES – continued
Multi-Utilities – continued
NextEra Energy Capital Holdings, Inc.:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.400% 1.151% 11/3/23 (b)(c)		$ 2,450,000	$ 2,434,195
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.540% 1.321% 3/1/23 (b)(c)		750,000	748,547
3 month U.S. LIBOR + 0.270% 1.775% 2/22/23 (b)(c)		2,108,000	2,102,245
Pacific Gas and Electric Co. U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 1.150% 1.932% 11/14/22 (b)(c)		500,000	499,032
PPL Electric Utilities Corp. U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.330% 0.875% 6/24/24 (b)(c)		585,000	581,440
Southern California Edison Co. U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.830% 1.417% 4/1/24 (b)(c)		700,000	697,578
Southern California Gas Co. 3 month U.S. LIBOR + 0.350% 1.153% 9/14/23 (b)(c)		420,000	417,880
			10,384,508
TOTAL UTILITIES	11,267,951
TOTAL NONCONVERTIBLE BONDS (Cost $204,581,781)	203,529,353
U.S. Treasury Obligations – 10.5%

U.S. Treasury Bonds:
1.25% 8/15/31		1,340,000	1,166,376
1.375% 11/15/31		4,490,000	3,938,572
1.875% 2/15/32		2,300,000	2,109,352
2.875% 5/15/32		800,000	801,000
5.25% 2/15/29		2,000	2,288
6.125% 11/15/27		1,000	1,162
6.25% 5/15/30		1,220,000	1,514,087

		Principal Amount(a)	Value
U.S. Treasury Notes:
0.625% 5/15/30 to 8/15/30		$ 2,645,000	$ 2,225,913
0.875% 11/15/30		2,430,000	2,072,809
1.125% 2/15/31		3,408,000	2,958,171
1.50% 2/15/30		3,063,000	2,780,510
1.625% 8/15/29 to 5/15/31		4,445,600	4,032,759
1.75% 11/15/29		73,200	67,919
2.375% 5/15/29		194,800	188,636
5.375% 2/15/31		200,000	238,492
TOTAL U.S. TREASURY OBLIGATIONS (Cost $26,761,536)	24,098,046

Money Market Fund – 2.0%
		Shares
Fidelity Cash Central Fund, 0.82% (e) (Cost $4,565,047)		4,564,134	4,565,047
TOTAL INVESTMENT IN SECURITIES – 101.2% (Cost $235,908,364)	232,192,446
NET OTHER ASSETS (LIABILITIES) – (1.2%)	(2,755,297)
NET ASSETS – 100.0%	$ 229,437,149

Legend
(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $45,834,411 or 20.0% of net assets.
(e)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including ownership percentage, is presented below.
Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund, 0.82%	$3,328,989	$73,050,628	$71,814,570	$5,337	$—	$—	$4,565,047	0.0%
Amounts in the income column in the above table include any capital gain distributions from underlying funds.
Quarterly Report	10

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific event, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee.
The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:
Level 1 – unadjusted quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)
Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Nonconvertible Bonds and U.S. Treasury Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.
For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
11	Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.
Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.
Quarterly Report	12

13	Quarterly Report